OTHER LONG TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2014	Feb. 28, 2013
OTHER LONG TERM LIABILITIES [Abstract]
Warranty accrual	$ 113	$ 252
Deferred Revenue	461	531
Total Other Long Term Liabilities	$ 574	$ 783